Subsequent events - Additional Information (Detail) (Subsequent Event, RSU Plan, USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Subsequent Event [Line Items]
Aggregate grant-date fair value	$ 2,684
Maximum
Subsequent Event [Line Items]
Vest equal annual installments (in years)	3 years